COLUMBIA FUNDS INSTITUTIONAL TRUST

                            CMG Large Cap Growth Fund
                                  (the "Fund")

            Supplement dated December 30, 2008 to the Prospectus and Statement of Additional Information dated December 1, 2008


                  Effective December 31, 2008, Paul J. Berlinguet will no longer serve as co-portfolio manager of the Fund. Accordingly, all references to Mr. Berlinguet as co-manager of the Fund are removed from the Prospectus and Statement of Additional Information of the Fund.


















          Shareholders should retain this Supplement for future reference.












INT-47/157227-1208